Balance Sheets (Unaudited) - Quarterly (USD $)	Mar. 31, 2014	Dec. 31, 2013	Jan. 28, 2013
CURRENT ASSETS:
Cash		$ 1,759
Inventories		37,660
Advance to supplier		2,152
TOTAL CURRENT ASSETS		41,571
Office equipment, net of accumulated depreciation of $1,033 and $945		3,248
TOTAL ASSETS		44,819
CURRENT LIABILITIES:
Accrued expenses		7,000
TOTAL CURRENT LIABILITIES		7,000
STOCKHOLDERS' DEFICIENCY
Accumulated Deficit		(104,167)
TOTAL STOCKHOLDERS' DEFICIENCY		37,819
TOTAL LIABILITIES AND MEMBERS' EQUITY		44,819
Quarterly Member
CURRENT ASSETS:
Cash	8,579	6,962
Inventories	40,760	37,660
Advance to supplier	931	2,152
TOTAL CURRENT ASSETS	45,067	41,571
Office equipment, net of accumulated depreciation of $1,033 and $945	3,059	3,248
TOTAL ASSETS	48,126	44,819
CURRENT LIABILITIES:
Accrued expenses	9,500	7,000
Note payable - related party	360,000
TOTAL CURRENT LIABILITIES	369,500	7,000
STOCKHOLDERS' DEFICIENCY
Common Stock, .000001 par value, 6,000,000,000 shares authorized 4,546,014,334 and 3,846,000,000 shares issued and outstanding March 31, 2014 and December 31, 2013, respectively	4,546	3,846
Additional Paid in Capital		138,140
Accumulated Deficit	(325,920)	(104,167)
TOTAL STOCKHOLDERS' DEFICIENCY	(321,374)	37,819	0
TOTAL LIABILITIES AND MEMBERS' EQUITY	$ 48,126	$ 44,819